DISCONTINUED OPERATIONS - Operating Results of Divested Businesses (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	$ 29.5				$ 136.9				$ 29.5	$ 136.9
Operating results of discontinued operations:
Net Sales									118.4	150.1	$ 1,099.7
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)									104.0	43.0	(497.9)
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)									7.7	13.3	(72.2)
Net (loss) earnings from discontinued operations	(73.5)	$ (9.7)	$ (5.3)	$ (7.8)	(14.4)	$ (3.4)	$ (9.1)	$ (2.8)	(96.3)	(29.7)	425.7
Carrying amounts of assets and liabilites of discontinued operations
Assets Held-for-sale, Current	29.5				136.9				29.5	136.9
Liabilities of Assets Held-for-sale	23.4				61.0				23.4	61.0
Hardware & Home Improvement
Operating results of discontinued operations:
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)											(384.7)
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)											$ (25.8)
Security Spain & Italy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	29.5								29.5
Liabilities of Disposal Group, Including Discontinued Operation, Current	23.4								23.4
Carrying amounts of assets and liabilites of discontinued operations
Assets Held-for-sale, Current	$ 29.5								$ 29.5
Other Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale					136.9					136.9
Liabilities of Disposal Group, Including Discontinued Operation, Current					61.0					61.0
Carrying amounts of assets and liabilites of discontinued operations
Assets Held-for-sale, Current					$ 136.9					$ 136.9